PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Sensitivity Analysis on Defined Benefit Obligations (Details) - Actuarial assumption of discount rates € in Millions	Dec. 31, 2020 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 bp increase in discount rates	€ (79)
50 bp decrease in discount rates	82
France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 bp increase in discount rates	(11)
50 bp decrease in discount rates	11
Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 bp increase in discount rates	(9)
50 bp decrease in discount rates	10
Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 bp increase in discount rates	(26)
50 bp decrease in discount rates	28
United States
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 bp increase in discount rates	(33)
50 bp decrease in discount rates	€ 33